Post balance sheet events	6 Months Ended
Jun. 30, 2019
Post balance sheet events
Post balance sheet events	D4 Post balance sheet events First interim ordinary dividend The 2019 first interim ordinary dividend approved by the Board of Directors after 30 June 2019 is as described in note B6.